MANAGEMENT’S PLANS TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Management Plans to Continue as Going Concern [Abstract]
Accumulated deficit		$ (66,975)			$ (60,680)
Cash and cash equivalents and restricted cash balances		$ 404
Percentage of total assets		100.00%
Amount raised	$ 500		$ 500	$ 250
Working capital deficit		$ (12,500)